Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Common stock designated shares	2,492,060
Percentage of total number of outstanding shares	2.00%
Stock-based compensation (in Dollars)	$ 5,039	$ 1,650
Restricted stock units	627,228
Weighted average grant date fair value per share (in Dollars per share)	$ 5.97
Unamortized expense (in Dollars)	$ 3,344
Weighted average years	2 years 1 month 24 days
Options granted vesting expire	4 years
Options granted expire	10 years
Options vested	6,977,038
Aggregate intrinsic value (in Dollars)	$ 24,982
Cost related to unvested options (in Dollars per share)	$ 11,911,000
Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average grant date fair value of options granted (in Dollars per share)	$ 1.5	$ 0.38
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock pursuant to awards issued	56,697,934
Including common stock shares	17,712,158
Common stock subject outstanding	38,985,776